Profit Before Income Tax Expenses - Schedule of Profit Before Income Tax Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs
Salaries and other benefits	$ 379	$ 239	$ 518	$ 444	$ 439
Staff welfare			1		1
Defined contribution retirement plan contributions	50	50	90	89	94
Total income tax expenses	429	289	609	533	534
Other items:
Depreciation of property, plant and equipment	604	543	1,091	1,091	919
Depreciation of right-of-use assets	10	10	17	20	20
Directors’ remuneration	93	23	72	46	17
Expense for listing on Hong Kong Stock Exchange					69
Expense for listing on Nasdaq Stock Exchange		$ 205	$ 708	$ 731